Financial Instruments and Risk Management (Narrative) (Details)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash on hand	$ 605	$ 466	$ 15,101	$ 11,069
Confidence interval	1.00%	1.00%
Value at risk	$ 6	$ 5
Accrued liabilities	$ 186,220		$ 406,942